ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
ACCOUNTING POLICIES
ACCOUNTING POLICIES

2. Accounting policies

The accounting policies adopted are the same as those which were applied for the previous financial year except as set out below under the heading ‘Recent accounting developments’.

Where an accounting policy is generally applicable to a specific note to the Consolidated Financial Statements, the policy is described within that note.

The accounting policies below have been applied throughout the Consolidated Financial Statements and apply to the financial statements as a whole.

Revenue

The Group receives revenue for supply of goods to external customers against orders received. The majority of contracts that the Group enters into relate to sales orders containing single performance obligations for the delivery of consumer health products.

Product revenue is recognised when control of the goods is passed to the customer. The point at which control passes is determined by each customer arrangement, but generally occurs on delivery to the customer.

Revenue represents net invoice value (i.e., list price after the deduction of discounts, pricing allowances, customer incentives, promotional rebates and coupons). Revenue includes fixed and variable consideration.

Variable consideration arises on the sale of goods as a result of discounts and allowances given and accruals for estimated future returns and rebates. Discounts can either be on-invoice or off-invoice whilst allowances and rebates are generally off-invoice. The discounts, allowances and promotional rebates are recognised as a deduction from revenue at the time that the related revenue is recognised or when the Group has committed to pay the consideration, whichever is later. Variable consideration is not included in the transaction price until it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur.

The methodology and assumptions used to estimate returns and rebates are monitored and adjusted regularly in light of contractual and legal obligations, historical trends, past experience and projected market conditions. Once the uncertainty associated with the returns and rebates is resolved, revenue is adjusted accordingly. The differences between actual amounts settled and the estimated accrued amounts are recognised as a change in management estimate in the subsequent reporting period. The assumptions used in estimation are based on known facts with a high level of accuracy. In addition, the Group’s promotional programmes are typically short-term in nature resulting in lower inherent estimation uncertainty.

Some contracts for the sale of consumer health products provide customers with a right to return the goods within a specified period. A refund liability is recognised for the goods that are expected to be returned (i.e., the amount not included in the transaction price). A right of return asset (and the corresponding adjustment to cost of sales) is also recognised for the right to recover the goods from the customer. The Group uses the most likely amount method to estimate the variable consideration in contracts with a right to return.

The Group also provides retrospective volume rebates to certain customers once the products purchased during the period exceed the threshold specified in the contract. A refund liability is recognised for the expected future rebates (i.e., the amount not included in the transaction price). The Group applies the most likely amount method to estimate the variable consideration in the contract related to rebates. Volume rebates and refund liabilities are recognised in trade and other payables.

The Group has elected to apply the practical expedient not to disclose the aggregate amount of transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) as at the end of the reporting period.

Research and development

Research and development (R&D) expenditure is charged to the income statement in the period in which it is incurred. R&D expenditure comprises expenditure that is directly attributable to the research and development of new products or variants, including the costs attributable to the generation or improvement of intellectual property and product registrations, depreciation and amortisation of equipment, real estate and IT assets used by the R&D function.

Recent accounting developments

All new standards or amendments to standards that have been issued by the IASB and were effective from 1 January 2022 were not material to the Group.

All new accounting standards, amendments to accounting standards and interpretations that have been published by the IASB and are not effective for 31 December 2022 reporting period, have not been early adopted by the Group. These standards, amendments or interpretations are not expected to have a material impact on the Group in the current or future reporting periods.

IFRS 17 ‘Insurance Contracts’ has been released but is not yet adopted by the Group. The standard is effective for the year ended 31 December 2023 and introduces a new model for accounting for insurance contracts. We have reviewed existing arrangements and concluded that IFRS 17 is not expected to be material for the Group.